Schedule of Investments (unaudited)	iShares® U.S. Medical Devices ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 83.9%
Abbott Laboratories	8,498,821	$985,268,319
ABIOMED Inc.(a)	237,447	74,109,583
AngioDynamics Inc.(a)(b)	199,593	5,414,958
AtriCure Inc.(a)	239,193	18,975,181
Axogen Inc.(a)	187,143	4,044,160
Axonics Inc.(a)(b)	180,870	11,468,967
Baxter International Inc.	2,636,016	212,199,288
Becton Dickinson and Co.	1,340,393	325,970,174
Boston Scientific Corp.(a)	7,448,601	318,502,179
Cardiovascular Systems Inc.(a)(b)	210,534	8,979,275
CONMED Corp.	152,505	20,958,762
CryoLife Inc.(a)(b)	204,957	5,820,779
CryoPort Inc.(a)(b)	239,466	15,110,305
Danaher Corp.	2,909,042	780,670,511
Dexcom Inc.(a)(b)	506,946	216,465,942
Eargo Inc.(a)	54,255	2,165,317
Edwards Lifesciences Corp.(a)	3,258,702	337,503,766
Envista Holdings Corp.(a)(b)	842,814	36,417,993
Glaukos Corp.(a)(b)	242,616	20,581,115
Globus Medical Inc., Class A(a)	406,795	31,538,816
Heska Corp.(a)	51,917	11,926,892
Hill-Rom Holdings Inc.	348,424	39,577,482
Hologic Inc.(a)(b)	1,343,207	89,618,771
IDEXX Laboratories Inc.(a)(b)	447,053	282,336,322
Inari Medical Inc.(a)(b)	44,204	4,123,349
Inogen Inc.(a)	98,168	6,397,609
Insulet Corp.(a)(b)	347,401	95,365,048
Integer Holdings Corp.(a)	172,859	16,283,318
Integra LifeSciences Holdings Corp.(a)(b)	372,302	25,405,888
Intersect ENT Inc.(a)	173,982	2,973,352
Intuitive Surgical Inc.(a)	388,204	357,007,927
iRhythm Technologies Inc.(a)	153,610	10,192,023
LeMaitre Vascular Inc.	90,164	5,501,807
LivaNova PLC(a)	256,116	21,541,917
Masimo Corp.(a)	265,251	64,310,105
Medtronic PLC	6,435,272	798,810,313
Mesa Laboratories Inc.(b)	25,602	6,942,494
Natus Medical Inc.(a)	177,912	4,622,154
Nevro Corp.(a)	182,300	30,223,517
Novocure Ltd.(a)(b)	449,947	99,807,244
NuVasive Inc.(a)(b)	270,750	18,351,435
Ortho Clinical Diagnostics Holdings PLC(a)	418,695	8,964,260
Orthofix Medical Inc.(a)	102,170	4,098,039
Outset Medical Inc.(a)(b)	103,456	5,170,731
Penumbra Inc.(a)(b)	177,855	48,742,941
ResMed Inc.	762,825	188,051,619
SeaSpine Holdings Corp.(a)	153,505	3,148,388
Shockwave Medical Inc.(a)	166,881	31,662,332
Security	Shares	Value

Health Care Equipment (continued)
STERIS PLC	511,843	$105,593,211
Stryker Corp.	1,288,605	334,689,377
Surmodics Inc.(a)	72,258	3,919,996
Tactile Systems Technology Inc.(a)(b)	103,790	5,397,080
Tandem Diabetes Care Inc.(a)(b)	328,357	31,981,972
Teleflex Inc.	244,981	98,430,916
TransMedics Group Inc.(a)(b)	129,898	4,310,016
Vapotherm Inc.(a)(b)	115,003	2,718,671
Varex Imaging Corp.(a)(b)	206,016	5,525,349
ViewRay Inc.(a)(b)	633,029	4,177,991
Zimmer Biomet Holdings Inc.	1,092,891	175,758,731
		6,485,825,977
Health Care Supplies — 0.5%
STAAR Surgical Co.(a)(b)	245,830	37,489,075

Life Sciences Tools & Services — 15.4%
Bio-Rad Laboratories Inc., Class A(a)	112,976	72,789,307
Bruker Corp.	532,177	40,434,808
NanoString Technologies Inc.(a)(b)	236,844	15,345,123
Thermo Fisher Scientific Inc.	1,879,918	948,362,233
Waters Corp.(a)(b)	323,439	111,783,753
		1,188,715,224
Total Common Stocks — 99.8%
(Cost: $5,924,132,753)		7,712,030,276

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	178,261,049	178,368,006
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	5,290,000	5,290,000
		183,658,006

Total Short -Term Investments — 2.4%
(Cost: $183,516,059)		183,658,006

Total Investments in Securities — 102.2%
(Cost: $6,107,648,812)		7,895,688,282

Other Assets, Less Liabilities — (2.2)%		(173,103,071)
Net Assets — 100.0%		$7,722,585,211

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Medical Devices ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$217,217,031	$—	$(38,844,226	)(a)	$(8,949)	$4,150	$178,368,006	178,261,049	$98,367	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,910,000	—	(3,620,000	)(a)	—	—	5,290,000	5,290,000	512		—
					$(8,949)	$4,150	$183,658,006		$98,879		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	51	09/17/21	$6,480	$39,936
S&P Select Sector Technology E-Mini Index	18	09/17/21	2,676	80,310
				$120,246

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,712,030,276	$—	$—	$7,712,030,276
Money Market Funds	183,658,006	—	—	183,658,006
	$7,895,688,282	$—	$—	$7,895,688,282
Derivative financial instruments(a)
Assets
Futures Contracts	$120,246	$—	$—	$120,246

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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